American Funds Insurance Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

February 13, 2013

Document Control
Division of Investment Management
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Ladies/Gentlemen:

On behalf of American Funds Insurance Series (the "Series"), we hereby file Post-Effective Amendment No. 63 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 63 under the Investment Company Act of 1940 to the Series' Registration Statement on Form N-1A (such amendments, collectively, the "Amendment").

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act due to the addition of five new funds to the Series: Corporate Bond Fund, Protected Growth Fund, Protected International Fund, Protected Blue Chip Income and Growth Fund and Protected Growth-Income Fund (collectively, the "New Funds").  We proposed that each of the New Funds becomes effective on May 1, 2013, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to May 1 in order to update certain data and exhibits for the New Funds.

If you have any questions about the enclosed, please telephone Erik Vayntrub at 213/486-9108 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc:	Alison T. White
Division of Investment Management –
Office of Insurance Products